Cover	Sep. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-40899
Entity Registrant Name	BONE BIOLOGICS CORPORATION
Entity Central Index Key	0001419554
Entity Tax Identification Number	42-1743430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Burlington Woods Drive
Entity Address, Address Line Two	Ste. 100
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	552-4452
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BBLG
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock, par value $0.001 per share
Title of 12(b) Security	Warrants to Purchase Common Stock, par value $0.001 per share
Trading Symbol	BBLGW
Security Exchange Name	NASDAQ